Fresh Start Accounting - Reorganization Adjustments, Liabilities Subject to Compromise (Details) - USD ($)			2 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Feb. 22, 2022	Jun. 30, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Accrued interest on external debt				$ 5,000,000	$ 0
Amounts due to SFL Corporation under leases for the West Taurus and West Linus				36,000,000	35,000,000
Liabilities subject to compromise	$ 0			$ 0	$ 6,235,000,000
Issuance of common stock	$ 0		$ (500,000)
Reorganization, chapter 11, predecessor, before adjustment
Reorganization, Chapter 11 [Line Items]
Senior under-secured external debt		$ 5,662,000,000	5,662,000,000
Accounts payable and other liabilities		35,000,000	35,000,000
Accrued interest on external debt		34,000,000	34,000,000
Amounts due to SFL Corporation under leases for the West Taurus and West Linus		506,000,000	506,000,000
Liabilities subject to compromise		6,237,000,000	6,237,000,000
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise		(6,237,000,000)	$ (6,237,000,000)
Payment of the AOD cash out option		(116,000,000)
Premium associated with the Term Loan Facility		(9,000,000)
Debt issuance costs		(30,000,000)
Payment of the rig sale proceeds		(45,000,000)
Amounts due to Prepetition Credit agreement claims for sold rig proceeds not yet paid		(27,000,000)
Derecognition of West Linus rig and return of cash collateral		(182,000,000)
Reversal of the release of certain general unsecured operating accruals		(35,000,000)
Pre-tax gain on settlement of liabilities subject to compromise		3,581,000,000
Reorganization Adjustments | Equity commitment premium
Reorganization, Chapter 11 [Line Items]
Issuance of common stock		(64,000,000)
Reorganization Adjustments | Holders of Prepetition Credit Agreement claims
Reorganization, Chapter 11 [Line Items]
Issuance of common stock		(1,244,000,000)
Reorganization Adjustments | Rights offering participants
Reorganization, Chapter 11 [Line Items]
Issuance of common stock		(187,000,000)
Reorganization Adjustments | New Second Lien Facility
Reorganization, Chapter 11 [Line Items]
Issuance of the New Second Lien Facility		$ (717,000,000)